Arabesque Systematic USA Fund
ARABESQUE SYSTEMATIC USA FUND
Investment Objective
Arabesque Systematic USA Fund (the "Fund") seeks capital appreciation over the full market cycle with below benchmark levels of risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Arabesque Systematic USA Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Arabesque Systematic USA Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		2.50%	2.50%
Total Annual Fund Operating Expenses	[1]	3.50%	3.25%
Fee Waiver and/or Expense Reimbursement	[1]	(2.30%)	(2.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	0.95%
[1]	Arabesque Asset Management Ltd ("Arabesque" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.20% and 0.95% (on an annual basis) with respect to the Fund's average daily net assets of the Investor Class and the Institutional Class, respectively (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Arabesque Systematic USA Fund - USD ($)	1 Year	3 Years
Investor Class	122	629
Institutional Class	97	553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. It is anticipated that the Fund’s strategy will result in high portfolio turnover. For the period from May 3, 2017 (commencement of operations) until September 30, 2017 the Fund’s portfolio turnover rate was 82.18% (not annualized) of the average value of its portfolio.

Summary of Principal Investment Strategies

Under normal circumstances the Fund invests in a portfolio consisting of equity securities of US issuers and U.S. dollar denominated cash and cash instruments. The Fund typically maintains between 0% and 100% of its assets in the equity portion of its portfolio (the "equity portfolio") and between 0% and 100% in the cash portion of its portfolio (the "cash portfolio"); however, the Adviser will rebalance the Fund’s assets daily and may allocate between 0% and 100% of its assets in either the equity portfolio or the cash portfolio. The Fund aims to provide risk-controlled equity upside exposure by dynamically allocating between equities and cash. The investment process is systematic and based on a set of rules which are implemented by quantitative processes overseen by Arabesque’s investment committee. This rules-based investment strategy combines a proprietary analysis of relevant non-financial issues, such as environmental, social and governance ("ESG") risks, with a rules-based fundamental security analysis and a systematic asset allocation and risk management strategy.

The systematic investment strategy consists of three main components: (1) Construction of the Investment Universe, (2) Asset Allocation and (3) Stock Selection.

(1) Construction of the Investment Universe: The Fund considers all publicly listed US equities. The Fund combines Arabesque S-Ray™, Arabesque’s proprietary assessment of non-financial risk factors such as environmental, social and governance ("ESG") issues as well as alignment with the principles of the UN Global Compact, with liquidity parameters such as market capitalization, daily turnover and free float to identify the Fund’s investment universe of eligible US equity securities. While market capitalization is considered with respect to an issuer’s liquidity and the Adviser’s assessment of risk, the Fund may invest in any publicly listed equity security regardless of market capitalization. The Fund does not consider companies that generate more than 5% of their revenues from weapons, gambling or tobacco. Additionally, such factors are a component in the Adviser’s security selection process, described below. The identification of the Fund’s investment universe of eligible US equity securities is performed quarterly. The Adviser uses recently released publicly available information from an issuer or a third-party data provider to construct the Fund’s investment universe and, while the Adviser believes that such information is generally reliable, the Adviser is not responsible for the accuracy of such information.

(2) Asset Allocation: On a daily basis, the Fund assesses the equity market risk and calculates the allocation between equity securities and cash for the Fund. The assessment is performed with a rules-based procedure. The allocation into equity securities ranges from 0% to 100% with the remainder of the Fund’s NAV invested into cash and cash instruments.

(3) Stock Selection: After determining the allocation to the equity portfolio, the Fund then selects securities with an initial target weight ranging from 0% to 2% per position from the investment universe. The stock selection is based on a rules-based portfolio optimization taking into consideration price information, financial data, analyst estimates and transaction costs.

The Fund’s stock selection process generally favors stocks with a positive price momentum. Every stock in the portfolio has a risk-limit which leads to the selective selling of stocks, which have, in the Adviser’s view, a negative price momentum. The combination of both effects typically leads to a ‘Moderate Growth’ bias of the Fund’s stock portfolio.

In certain instances, the Fund may use derivatives, such as options and futures contracts, as a substitute for direct investment in equity securities. This would be done to facilitate the periodic rebalancing of the Fund’s portfolio in order to maintain its target allocation and assist in managing cash.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Stock Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities, including preferred stock and depositary receipts, fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Large-Capitalization Company Risk. Large-Capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small- and Mid-Capitalization Company Risk. The risk that securities of small or mid-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small and mid-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

•	Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Momentum Style Risk. Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

•	Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

•	Asset-Allocation Risk. The Fund is subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and cash instruments, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in cash instruments during a period of stock market appreciation may result in lower total returns.

•	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. The cash allocation for the Fund may be held overnight with certain counterparties. The Fund will hold no more than 25% of the Fund’s NAV with any single counterparty. In case there is a default overnight at the institution where cash is held, the Fund may incur losses.

•	Interest Rate Risk. The cash allocation of the Fund is held overnight with the Fund’s counterparties. In case rates fall below zero, the Fund might incur costs for holding cash.

•	Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its positions. These transactions will increase the Fund’s "portfolio turnover" and the Fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Tax Legislation Risk: On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and Treasury Regulations related to the legislation have not been drafted, there is uncertainty in how the newly enacted tax legislation will affect the Funds’ investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Performance Information

The Fund’s performance information is only shown in the Fund summary when the Fund has had a full calendar year of operations. Updated performance information is available by calling the Fund toll-free at (844) 567 – 2134.